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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  06/30/02
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA           08/08/02
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                       June-02 Form 13 F Information Table

         Column 1              Column 2        Column 3       Column 4        Column 5         Column 6       Column 7    Column 8
-------------------------- ---------------- ------------- ---------------- -------------- ------------------- ---------  ----------
     Name of Security       Title of Class      Cusip       Value (000's)      Shares       Discretionary
3M Co.                      Common          604059105                 290          2,300               2,300             Sole
Abbott Labs                 Common          002824100                 584         14,100              14,100             Sole
Albertson's                 Common          013104104                 400         14,200              14,200             Sole
American Intl. Group        Common          026874107               4,247         66,439              66,439             Sole
Amgen                       Common          031162100                 663         14,525              14,525             Sole
Anadarko Petroleum          Common          032511107               1,407         32,344              32,344             Sole
Anheuser Busch              Common          035229103               1,468         28,384              28,384             Sole
Automatic Data Proc.        Common          053105103               5,181        138,951             138,951             Sole
BB&T                        Common          054937107                 352          9,500               9,500             Sole
BP PLC                      Common          055622104                 293          6,316               6,316             Sole
Bank America                Common          060505104                 522          7,852               7,852             Sole
Biogen                      Common          090597105                 233          6,475               6,475             Sole
Bristol-Myers Squibb        Common          110122108                 252         10,762              10,762             Sole
Cardinal Health             Common          14149Y108               1,068         18,550              18,550             Sole
ChevronTexaco               Common          16945Q106                 502          6,688               6,688             Sole
Cintas                      Common          172908105               3,070         69,940              69,940             Sole
Cisco Systems               Common          17275R102                 266         20,148              20,148             Sole
Clorox                      Common          189054109                 323          8,400               8,400             Sole
Coca-Cola                   Common          191216100               2,700         60,065              60,065             Sole
Disney, Walt                Common          254687106                 582         32,825              32,825             Sole
Dover                       Common          260003108               2,854         97,244              97,244             Sole
Dow Chemical                Common          260543103                 260          9,000               9,000             Sole
EMC                         Common          268648102                 140         18,600              18,600             Sole
Exxon Mobil                 Common          30231G102                 523         14,224              14,224             Sole
Fiserv                      Common          337738108               1,558         45,287              45,287             Sole
Gannett                     Common          364730101               1,525         21,213              21,213             Sole
General Electric            Common          269604103               2,547         79,089              79,089             Sole

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                  June-02 Form 13 F Information Table Cont....

         Column 1              Column 2      Column 3      Column 4       Column 5         Column 6       Column 7    Column 8
-------------------------- ---------------- ---------- ---------------- ------------- ------------------ ----------  ----------
    Name of Security        Title of Class    Cusip     Value (000's)      Shares       Discretionary
Gillette                    Common          375766102              278          8,450              8,450             Sole
Grainger, WW                Common          384802104              264          5,384              5,384             Sole
Hershey Foods               Common          427866108              204          2,600              2,600             Sole
Hewlett-Packard             Common          428236103              557         39,365             39,365             Sole
Illinois Tool Works         Common          452308109            1,688         25,575             25,575             Sole
Intel                       Common          458140100            1,405         74,780             74,780             Sole
Johnson & Johnson           Common          478160104            5,350        100,934                934             Sole
Lowes                       Common          548661107              324          8,550              8,550             Sole
Marriott International      Com-Cl A        571903202              832         24,850             24,850             Sole
Merck                       Common          589331107            2,529         50,984             50,984             Sole
Microsoft                   Common          594918104              863         17,996             17,996             Sole
Noble Energy                Common          655044105              908         29,205             29,205             Sole
PNC Bank                    Common          693475105              337          8,000              8,000             Sole
Pepsico                     Common          713448108              743         17,300             17,300             Sole
Procter & Gamble            Common          742718109           11,838        133,028            133,028             Sole
Schlumberger                Common          806857108              901         21,000             21,000             Sole
Sysco                       Common          871829107            5,690        218,432            218,432             Sole
Union Pacific               Common          907818108              245          4,180              4,180             Sole
United Parcel Service       Common          911312106            1,488         22,775             22,775             Sole
Wal-Mart Stores             Common          931142103              221          4,500              4,500             Sole
Walgreen                    Common          931422109            1,321         37,400             37,400             Sole
Wrigley, Wm. Jr.            Common          982526105            2,236         43,710             43,710             Sole
Yum Brands                  Common          895953107              201          6,480              6,480             Sole